Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consists of the following:

	June 30,		December 31,
	2013	2013	2012
	USD’000	RMB’000	RMB’000
Property and equipment, at cost	7,387	45,340	32,783
Less: accumulated depreciation	(2,883)	(17,695)	(15,268)
Property and equipment, net	4,504	27,645	17,515